Investment Strategy - Sprott Rare Earths Ex-China ETF	Apr. 07, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund will, under normal circumstances, invest at least 80% of its total assets in securities of the Index. The Index is designed to track the performance of companies that derive at least 50% of their revenue and/or assets from mining, exploration, development, separation, refining, or production of rare earth minerals (“Rare Earths Companies”). Among other criteria, China A Shares, China B shares, H-Shares, Red chips, S chips, N shares and P chips (“Chinese Securities”) are not permitted to be included in the Index. While the Fund will invest at least 80% of the value of its total assets in securities of the Index, it also has the policy to invest at least 80% of the value of its total assets in Rare Earths Companies. These investment policies may be changed without shareholder approval, upon 60 days’ notice to shareholders.

Rare earths are industrial metals that are typically mined as by-products or secondary metals in operations focused on precious metals and base metals. Compared to base metals, they have more specialized uses. Rare earths metals (or rare earths elements) are a collection of chemical elements that are crucial to many of the world’s most advanced technologies.

Rare Earths Companies are identified for the Index through the use of a proprietary selection methodology that may include a review of industry publications, sell side research, and fundamental research, as well as meetings with management. Rare Earths Companies in this eligible universe are included in the Index subject to the following restrictions:

●	All securities must have a company level minimum free float market capitalization of $30 million to become components of the Index and must maintain a minimum free float market capitalization of $25 million to remain in the Index. New and existing Index constituents must have an Average Daily Traded Value of at least USD $20 thousand over the preceding 3-month period.

●	As of the date of inception and after each quarterly rebalance date, (i) the weighting of any individual company, by free float market capitalization, may not exceed 20% of the value of the Index, (ii) the aggregate weighting of all constituents over 5% of the value of the Index is capped at 49%, and (iii) the aggregate weighting of any security with assets and/or revenue greater than 25% but less than 50% tied to the rare earths industry is capped at 15% and the individual weighting of any of these securities is capped at 4.75%. At each step, the excess weight is redistributed pro-rata to each Index component that has not already reached a previous weighting cap. This is a free float adjusted market cap-weighted index. An intensity score is calculated for each company to determine the percentage of revenue or assets that is attributable to rare earths. Free float market capitalization is used to weight companies with an intensity score greater than 50%. Companies with an intensity score of 25% – 50% are given an adjusted market capitalization by multiplying the intensity score and its free float market capitalization, and the company’s weight in the Index is determined by its adjusted market capitalization.

●	If multiple share classes exist for a company, the following preference order is followed:

○	If the company is already included in the Index, the existing share class is retained.

○	In all other cases, the most liquid share class is considered for inclusion in the Index.

●	Chinese Securities are not permitted to be included in the Index.

The Index consists of securities of both U.S. and foreign issuers, including securities of issuers located in emerging and frontier market countries as defined by reference to the MSCI Country Classification Standards. Emerging markets are countries that are transitioning from the developing phase to the “developed” phase. Frontier markets are countries that are more established than the least developed countries but still less established than the emerging markets.

A significant portion of the Index consists of securities of United States, Australian, and Canadian issuers.

The Index is reconstituted and rebalanced on a semi-annual basis in June and December. Deletions from the Index may be made at any time due to changes in business, mergers, acquisitions, bankruptcies, suspensions, de-listings and spin-offs. The Index is unmanaged and cannot be invested in directly.

The Fund employs a “passive management” investment strategy in seeking to achieve its investment objective. The Adviser and sub-adviser, ALPS Advisors, Inc. (the “Sub-Adviser”), generally will use a replication methodology, meaning they will invest in all of the securities comprising the Index in proportion to the weightings in the Index. However, the Adviser and Sub-Adviser may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Index. The Adviser expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund may invest up to 20% of its assets in investments that are not included in the Index, but that the Adviser and Sub-Adviser believe will help the Fund track the performance of the Index.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. In addition, in replicating the Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. It is expected that as of April 7, 2026, 95.9% of the Fund’s assets will be invested in the mining industry and rare earths minerals sector.

The index provider is Nasdaq, Inc. (the “Nasdaq”), which is not affiliated with the Fund, the Adviser or Sub-Adviser. Nasdaq and SAM LP co-developed the methodology for determining the securities to be included in the Index and Nasdaq is responsible for the ongoing maintenance of the Index. SAM LP will provide certain services in connection with the Index including identifying and providing Nasdaq with constituents eligible for inclusion and their respective classification in the Index.

The Fund may engage in securities lending.

Strategy Portfolio Concentration [Text]	The Fund will, under normal circumstances, invest at least 80% of its total assets in securities of the Index. The Index is designed to track the performance of companies that derive at least 50% of their revenue and/or assets from mining, exploration, development, separation, refining, or production of rare earth minerals (“Rare Earths Companies”). Among other criteria, China A Shares, China B shares, H-Shares, Red chips, S chips, N shares and P chips (“Chinese Securities”) are not permitted to be included in the Index. While the Fund will invest at least 80% of the value of its total assets in securities of the Index, it also has the policy to invest at least 80% of the value of its total assets in Rare Earths Companies. These investment policies may be changed without shareholder approval, upon 60 days’ notice to shareholders.